Financial instruments - fair values and risk management - Summary of Undiscounted Contractual Cash Flows for Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Undiscounted contractual cash flows
Trade payables	€ 1,351,557	€ 1,434,849
Deferred & contingent consideration cash flows	9,356	15,573
Bank debt - contractual cash flows	5,520	6,210
Lease liabilities cash flows	61,941	67,187
Other financial liabilities	5,382	4,553
Total	1,433,756	1,528,372
Due within one year
Undiscounted contractual cash flows
Trade payables	210,307	231,582
Deferred & contingent consideration cash flows	9,356	8,376
Bank debt - contractual cash flows	1,840	1,840
Lease liabilities cash flows	10,190	10,470
Other financial liabilities	5,382	4,553
Total	237,075	256,821
Due within two to five years
Undiscounted contractual cash flows
Trade payables	817,334	705,753
Deferred & contingent consideration cash flows		7,197
Bank debt - contractual cash flows	3,680	4,370
Lease liabilities cash flows	26,127	27,358
Total	847,141	744,678
Due after five years
Undiscounted contractual cash flows
Trade payables	323,916	497,514
Lease liabilities cash flows	25,624	29,359
Total	€ 349,540	€ 526,873